Unaudited Condensed Statement of Cash Flows - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income	$ 7,030,196	$ (3,881,651)
Adjustments to reconcile net income to net cash used in operating activities:
Loss upon issuance of private placement warrants		1,103,400
Offering costs associated with derivative warrant liabilities		724,418
Net gain from investments held in Trust Account	(69,030)	1,198
Change in fair value of derivative warrant liabilities	(8,062,950)	1,810,050
Changes in operating assets and liabilities:
Prepaid expenses	89,834	(627,614)
Accounts payable	33,031	3,728
Accounts payable - related party	4,000	8,000
Accrued expenses	883,264	107,577
Franchise tax payable	(12,653)	61,420
Due to related party	(6,252)	6,252
Net cash used in operating activities	(110,560)	(683,222)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(206,500,000)
Net cash used in investing activities		(206,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor		25,000
Proceeds from note payable to related party		43,913
Repayment of note payable to related party		(104,788)
Proceeds received from initial public offering, gross		206,500,000
Proceeds received from private placement		6,130,000
Offering costs paid		(4,589,823)
Net cash provided by financing activities		208,004,302
Net decrease in cash	(110,560)	821,080
Cash - beginning of the period	821,080
Cash - end of the period	710,520	821,080
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses		75,000
Deferred underwriting commissions in connection with the initial public offering		7,227,500
Initial value of Class A common stock subject to possible redemption		170,500,700
Change in Value of Class A common stock subject to possible redemption	$ 7,030,200	$ 3,730,360